August 3, 2010


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Strategic Trust
      Files Nos. 811-03651 and 002-80859


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Touchstone Strategic Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 73) has been filed electronically.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary





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